Shareholder Report	12 Months Ended
Dec. 31, 2024 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Tidal ETF Trust
Entity Central Index Key	0001742912
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
RPAR Risk Parity ETF
Shareholder Report [Line Items]
Fund Name	RPAR Risk Parity ETF
Class Name	RPAR Risk Parity ETF
Trading Symbol	RPAR
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the RPAR Risk Parity ETF (the "Fund") for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.rparetf.com/rpar. You can also request this information by contacting us at (833) 540-0039 or by sending an e-mail request to info@rparetf.com.
Additional Information Phone Number	(833) 540-0039
Additional Information Email	info@rparetf.com
Additional Information Website	www.rparetf.com/rpar
Expenses [Text Block]

What were the Fund costs for the past year?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
RPAR Risk Parity ETF	$48	0.48%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.48%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

The RPAR Risk Parity ETF (“RPAR”) returned -0.11% (NAV) for the fiscal year ended December 31, 2024 as compared to 0.63% for the Advanced Research Risk Parity Index (the "RPAR Index"). RPAR seeks to achieve exposures similar to those of the RPAR Index. RPAR invests across four major asset classes: global equities, U.S. Treasuries, commodities and U.S. Treasury Inflation-Protected Securities ("TIPS"). These broad market segments were selected because each has historically outperformed during different economic environments.

What Factors Influenced Performance?

RPAR's 2024 performance resulted from a mix of strong and weak returns across its target asset allocations. Global equities (25% allocation) and gold (10%) delivered robust gains, driven by resilient U.S. economic growth and elevated geopolitical concerns, respectively. Gold's performance was further bolstered by strong central bank demand. However, long-term U.S. Treasuries (35%), long-term TIPS (35%), and commodity producer equities (15%) posted negative returns. Higher-than-expected economic growth pushed interest rates higher, reversing the easing that had been anticipated at the start of the year, which negatively impacted U.S. Treasuries and TIPS. Commodity prices suffered from weaker global demand, particularly from China. These divergent asset class performances ultimately led to a relatively flat year for RPAR.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good indicator of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance (Initial Investment of $10,000)
Average Annual Return [Table Text Block]

Annual Performance

Average Annual Returns for the Periods Ended December 31, 2024	1 Year	5 Year	Since Inception (12/12/2019)
RPAR Risk Parity ETF	-0.11%	1.07%	1.19%
S&P 500® Total Return Index	25.02%	14.53%	14.82%
60% S&P 500® Index / 40% Bloomberg U.S. Aggregate Bond Index	15.04%	8.67%	8.86%
Advanced Research Risk Parity Index	0.63%	2.00%	2.21%

Performance Inception Date	Dec. 12, 2019
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.rparetf.com/rpar for more recent performance information.
Net Assets	$ 529,324,000
Holdings Count | Holdings	99
Advisory Fees Paid, Amount	$ 2,961,406
Investment Company, Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2024)

Fund Size (Thousands)	$529,324
Number of Holdings	99
Total Advisory Fee Paid	$2,961,406
Annual Portfolio Turnover	9%

Holdings [Text Block]

What did the Fund invest in?

(as of December 31, 2024)

Sector/Security Type Breakdown - Investments

(% of net assets)

Security Type Breakdown - Other Financial Instruments

(% of net assets)

Percentages are based on total net assets. Cash & Cash Equivalents represent short-term investments, investments purchased with collateral from securities lending, and liabilities in excess of other assets. Percentages for futures contracts are based on unrealized appreciation (depreciation).

Largest Holdings [Text Block]

Top Ten Holdings	(% of net assets)
United States Treasury Bill, 4.52%, 01/09/2025	12.8
Vanguard Total Stock Market ETF	12.8
SPDR Gold MiniShares Trust	10.4
Vanguard FTSE Emerging Markets ETF	7.7
Vanguard FTSE Developed Markets ETF	5.1
United States Treasury Inflation Indexed Bonds, 1.38%, 02/15/2044	4.3
United States Treasury Inflation Indexed Bonds, 1.00%, 02/15/2046	3.6
United States Treasury Inflation Indexed Bonds, 0.75%, 02/15/2042	3.5
United States Treasury Inflation Indexed Bonds, 0.88%, 02/15/2047	3.4
United States Treasury Inflation Indexed Bonds, 0.75%, 02/15/2045	3.3

Material Fund Change [Text Block]	How has the Fund changed? There were no material changes during the reporting period.
Accountant Change Statement [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with accountants.
UPAR Ultra Risk Parity ETF
Shareholder Report [Line Items]
Fund Name	UPAR Ultra Risk Parity ETF
Class Name	UPAR Ultra Risk Parity ETF
Trading Symbol	UPAR
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the UPAR Ultra Risk Parity ETF (the "Fund") for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.rparetf.com/upar. You can also request this information by contacting us at (833) 540-0039 or by sending an e-mail request to info@rparetf.com.
Additional Information Phone Number	(833) 540-0039
Additional Information Email	info@rparetf.com
Additional Information Website	www.rparetf.com/upar
Expenses [Text Block]

What were the Fund costs for the past year?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
UPAR Ultra Risk Parity ETF	$62	0.63%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	0.63%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

The UPAR Ultra Risk Parity ETF (“UPAR”) returned -2.78% (NAV) for the fiscal year ended December 31, 2024 as compared to -1.37% for the Advanced Research Ultra Risk Parity Index (the "UPAR Index"). UPAR seeks to replicate the returns of the UPAR Index. UPAR invests across four major asset classes: global equities, U.S. Treasuries, commodities and U.S. Treasury Inflation-Protected Securities ("TIPS"). These broad market segments were selected because each has historically outperformed during different economic environments.

What Factors Influenced Performance?

UPAR's 2024 performance resulted from a mix of strong and weak returns across its target asset allocations. Global equities (25% allocation) and gold (10%) delivered robust gains, driven by resilient U.S. economic growth and elevated geopolitical concerns, respectively. Gold's performance was further bolstered by strong central bank demand. However, long-term U.S. Treasuries (35%), long-term TIPS (35%), and commodity producer equities (15%) posted negative returns. Higher-than-expected economic growth pushed interest rates higher, reversing the easing that had been anticipated at the start of the year, which negatively impacted U.S. Treasuries and TIPS. Commodity prices suffered from weaker global demand, particularly from China. These divergent asset class performances ultimately led to a slightly negative year for UPAR.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good indicator of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance (Initial Investment of $10,000)
Average Annual Return [Table Text Block]

Annual Performance

Average Annual Returns for the Periods Ended December 31, 2024	1 Year	Since Inception (1/3/2022)
UPAR Ultra Risk Parity ETF	-2.78%	-10.40%
S&P 500® Total Return Index	25.02%	8.73%
Advanced Research Ultra Risk Parity Index	-1.37%	-9.70%

Performance Inception Date	Jan. 03, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.rparetf.com/upar for more recent performance information.
Net Assets	$ 63,656,000
Holdings Count | Holdings	102
Advisory Fees Paid, Amount	$ 520,627
Investment Company, Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2024)

Fund Size (Thousands)	$63,656
Number of Holdings	102
Total Advisory Fee Paid	$520,627
Annual Portfolio Turnover	12%

Holdings [Text Block]

What did the Fund invest in?

(as of December 31, 2024)

Sector/Security Type Breakdown - Investments

(% of net assets)

Security Type Breakdown - Other Financial Instruments

(% of net assets)

Percentages are based on total net assets. Cash & Cash Equivalents represent short-term investments and other assets in excess of liabilities. Percentages for futures contracts are based on unrealized appreciation (depreciation).

Largest Holdings [Text Block]

Top Ten Holdings	(% of net assets)
SPDR Gold MiniShares Trust	15.0
United States Treasury Inflation Indexed Bonds,1.38%, 02/15/2044	6.3
Vanguard FTSE Emerging Markets ETF	5.3
United States Treasury Inflation Indexed Bonds, 0.75%, 02/15/2045	5.2
United States Treasury Inflation Indexed Bonds, 1.00%, 02/15/2046	5.0
United States Treasury Inflation Indexed Bonds, 0.88%, 02/15/2047	4.9
United States Treasury Inflation Indexed Bonds, 0.75%, 02/15/2042	4.9
United States Treasury Inflation Indexed Bonds, 0.63%, 02/15/2043	4.4
United States Treasury Inflation Indexed Bonds, 1.00%, 02/15/2048	4.4
United States Treasury Inflation Indexed Bonds, 2.13%, 02/15/2041	3.9

Material Fund Change [Text Block]	How has the Fund changed? There were no material changes during the reporting period.
Accountant Change Statement [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with accountants.